Stockholders' Equity (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Options outstanding, beginning balance	100,000	100,000
Options granted	0	0
Options exercised	(100,000)	0
Options forfeited	0	0
Options outstanding, ending balance	0	100,000
Weighted Average Exercise Price, beginning balance	$ 0.75	$ 0.75
Weighted average exercise price, Exercised	$ 0.75
Options [Member]
Number of Options
Options exercisable, December 31, 2017	0